Note 7-Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Details
Deferred Tax Assets, Operating Loss Carryforwards	$ 767,134	$ 395,061
Deferred Tax Assets, Valuation Allowance	(767,134)	(395,061)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0